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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  06/30/01
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA            10/12/01
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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

                                     JUNE-01    FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Abbott Labs                   Common            002824100                676        14,100
Agilent Technologies          Common            00846U101                264         8,142
Albertson's                   Common            013104104                437        14,600
American Intl. Group          Common            026874107              7,734        90,982
Amgen                         Common            031162100              1,325        21,850
Anadarko Petroleum            Common            032511107              2,093        38,835
Anheuser Busch                Common            035229103              1,124        27,284
Automatic Data Proc.          Common            053105103              8,754       176,139
BP PLC                        Common            055622104                314         6,316
Bank America                  Common            060505104                555         9,256
Biogen                        Common            090597105                638        11,750
Bristol-Myers Squibb          Common            110122108                562        10,762
Chevron                       Common            16945Q106                605         6,688
Cintas                        Common            172908105              4,482        96,928
Cisco Systems                 Common            17275R102                430        23,648
Clorox                        Common            189054109                284         8,400
Coca-Cola                     Common            191216100              3,511        78,042
Disney, Walt                  Common            254687106              1,672        57,909
Dover                         Common            260003108              4,190       111,296
Dow Chemical                  Common            260543103                299         9,000
EMC                           Common            268648102                481        16,470
Exxon Mobil                   Common            30231G102              1,030        11,803
Fiserv                        Common            337738108                932        14,575
Gannett                       Common            364730101              1,983        30,100
General Electric              Common            269604103              5,275       108,222
Genzyme                       Common            372917104                244         4,000


                                     JUNE-01    FORM 13 F INFORMATION TABLE

        Column 1                Column 6        Column 7       Column 8
--------------------------   ----------------   ------------   -------------
    Name of Security         Discretionary
Abbott Labs                           14,100                   Sole
Agilent Technologies                   8,142                   Sole
Albertson's                           14,600                   Sole
American Intl. Group                  90,982                   Sole
Amgen                                 21,850                   Sole
Anadarko Petroleum                    38,835                   Sole
Anheuser Busch                        27,284                   Sole
Automatic Data Proc.                 176,139                   Sole
BP PLC                                 6,316                   Sole
Bank America                           9,256                   Sole
Biogen                                11,750                   Sole
Bristol-Myers Squibb                  10,762                   Sole
Chevron                                6,688                   Sole
Cintas                                96,928                   Sole
Cisco Systems                         23,648                   Sole
Clorox                                 8,400                   Sole
Coca-Cola                             78,042                   Sole
Disney, Walt                          57,909                   Sole
Dover                                111,296                   Sole
Dow Chemical                           9,000                   Sole
EMC                                   16,470                   Sole
Exxon Mobil                           11,803                   Sole
Fiserv                                14,575                   Sole
Gannett                               30,100                   Sole
General Electric                     108,222                   Sole
Genzyme                                4,000

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
                                                FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Gillette                      Common            375766102                493        17,006
Grainger, WW                  Common            384802104                275         6,684
Halliburton                   Common            406216101                598        16,803
Harcourt General              Common            41163G101                392         6,738
Hewlett-Packard               Common            428236103              3,430       119,961
Illinois Tool Works           Common            452308109                446         7,050
IMS Health                    Common            449934108                324        11,400
Intel                         Common            458140100              1,975        67,530
Johnson & Johnson             Common            478160104              6,061       121,226
M & T Bank                    Common            55261F104                827        10,955
Marriott International        Com-Cl A          571903202                591        12,500
Merck                         Common            589331107              5,156        80,684
Microsoft                     Common            594918104              1,623        22,234
Minnesota Mining & Mfg.       Common            604059105                604         5,300
Noble Affiliates              Common            654894104              1,049        29,696
PNC Bank                      Common            693475105                526         8,000
Pepsico                       Common            713448108                764        17,300
Procter & Gamble              Common            742718109              8,856       138,818
Schlumberger                  Common            806857108              1,416        26,901
Sun Microsystems              Common            866810104                203        12,970
Sysco                         Common            871829107              7,585       279,405
Union Pacific                 Common            907818108                317         5,776
United Parcel Service         Common            911312106                878        15,202
Verizon Communications        Common            92343V104                274         5,132
Wal-Mart Stores               Common            931142103                200         4,100
Walgreen                      Common            931422109                299         8,700
Wrigley, Wm. Jr.              Common            982526105              2,332        49,790


                                                FORM 13 F INFORMATION TABLE

        Column 1                 Column 6        Column 7       Column 8
--------------------------    ----------------   ------------   -------------
    Name of Security          Discretionary
Gillette                               17,006                   Sole
Grainger, WW                            6,684                   Sole
Halliburton                            16,803                   Sole
Harcourt General                        6,738                   Sole
Hewlett-Packard                       119,961                   Sole
Illinois Tool Works                     7,050                   Sole
IMS Health                             11,400                   Sole
Intel                                  67,530                   Sole
Johnson & Johnson                     121,226                   Sole
M & T Bank                             10,955                   Sole
Marriott International                 12,500                   Sole
Merck                                  80,684                   Sole
Microsoft                              22,234                   Sole
Minnesota Mining & Mfg.                 5,300                   Sole
Noble Affiliates                       29,696                   Sole
PNC Bank                                8,000                   Sole
Pepsico                                17,300                   Sole
Procter & Gamble                      138,818                   Sole
Schlumberger                           26,901                   Sole
Sun Microsystems                       12,970                   Sole
Sysco                                 279,405                   Sole
Union Pacific                           5,776                   Sole
United Parcel Service                  15,202                   Sole
Verizon Communications                  5,132                   Sole
Wal-Mart Stores                         4,100                   Sole
Walgreen                                8,700                   Sole
Wrigley, Wm. Jr.                       49,790                   Sole